SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL [Abstract]
Schedule of Movement in Stock by Class
The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2021;

Outstanding shares at December 31, 2019	196,894,321
Shares issued on exercise of options	798,000
Outstanding shares at December 31, 2020	197,692,321
Shares issued under ATM program	5,499,658
Shares issued on exercise of options	339,000
Outstanding shares at December 31, 2021	203,530,979